Convertible Notes - Schedule of Fair Value Measurements Inputs (Details) - Level 3 [Member]	Dec. 31, 2025	Dec. 17, 2025	Nov. 17, 2025	Oct. 20, 2025	Sep. 25, 2025	Aug. 16, 2025	Jul. 22, 2025	Jul. 16, 2025	Jun. 30, 2025	Jun. 23, 2025	Jun. 16, 2025	Jun. 03, 2025	May 23, 2025	Apr. 23, 2025	Apr. 15, 2025	Apr. 01, 2025	Feb. 24, 2025	Feb. 20, 2025	Jan. 23, 2025	Dec. 23, 2024	Dec. 12, 2024	Dec. 06, 2024	Nov. 22, 2024	Oct. 07, 2024	Sep. 24, 2024
First Closing of First Tranche [Member] | Risk-free rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																							4.53
First Closing of First Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						4.32			3.86
First Closing of First Tranche [Member] | Risk-free rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						4.42			4.02
First Closing of First Tranche [Member] | Estimated volatility rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																							37.6
First Closing of First Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						38.04			37.57
First Closing of First Tranche [Member] | Estimated volatility rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						43.99			42.09
First Closing of First Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						0	0		0
First Closing of First Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																						8.64	8.32		8.32
Second Closing of First Tranche [Member] | Risk-free rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																	4.29		4.28			4.41
Second Closing of First Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																				4.39				4.28
Second Closing of First Tranche [Member] | Risk-free rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							4.14													4.41				4.41
Second Closing of First Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																	34.51		34.85	44.96		39.17		38.86
Second Closing of First Tranche [Member] | Estimated volatility rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							38.19										35.04		37.2	49.86		48.45		45.27
Second Closing of First Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																	0		0	0		0		0
Second Closing of First Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																	8.62		8.7	8.81		8.64		8.62
Third Closing of First Tranche [Member] | Risk-free rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement										4.25
Third Closing of First Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement														4.08		4.15	4.26				4.34
Third Closing of First Tranche [Member] | Risk-free rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement													4.29	4.1		4.24	4.29				4.35
Third Closing of First Tranche [Member] | Estimated volatility rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement										38.52
Third Closing of First Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement														35.13		21.78	30.21				38.52
Third Closing of First Tranche [Member] | Estimated volatility rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement													42.77	40.1		36.67	40.01				43
Third Closing of First Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement										0			0	0		0	0				0
Third Closing of First Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement										8.51			8.65	8.63		8.49	8.62				8.66
First Closing of Second Tranche [Member] | Risk-free rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									3
First Closing of Second Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement											4.2	4.17			4.02			4.29
First Closing of Second Tranche [Member] | Risk-free rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								4.13			4.26	4.23			4.11			4.33
First Closing of Second Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									28.25		30.6	28.62			28.96			31.36
First Closing of Second Tranche [Member] | Estimated volatility rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								37.62	39.62		40.75	44.44			40.19			38.94
First Closing of Second Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								0	0		0	0			0			0
First Closing of Second Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								8.47	8.38		8.59	8.62			8.63			8.69
Second Closing of Second Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							4.09
Second Closing of Second Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							23.82
Second Closing of Second Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							0
Second Closing of Second Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement							8.4
Minimum [Member] | Risk-free rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement													4.1
Minimum [Member] | Risk-free rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								4.09
Minimum [Member] | Estimated volatility rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement													38.65
Minimum [Member] | Estimated volatility rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement								25.01
First and Second Closing of Second Tranche [Member] | Risk-free rate [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	3.6	3.6	3.75
First and Second Closing of Second Tranche [Member] | Risk-free rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				3.63	3.81	3.98
First and Second Closing of Second Tranche [Member] | Risk-free rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				3.64	3.82	4
First and Second Closing of Second Tranche [Member] | Estimated volatility rate [Member] | Minimum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	45.31	53.49	42.87	35.79	29.23	43.37
First and Second Closing of Second Tranche [Member] | Estimated volatility rate [Member] | Maximum [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	49.34	54.29	53.8	48.6	45.9	55.36
First and Second Closing of Second Tranche [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0	0	0	0	0	0
First and Second Closing of Second Tranche [Member] | Bond yield [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	7.87	7.92	8.04	7.9	8.08	8.19